Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 12,588		$ 14,918
Jason Drummond [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	390,307	$ 165,081
Due to related parties	$ 12,588		$ 14,918